Purchases and other expenses - Restructuring costs - Components - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Purchases and other expenses
Departure plans	€ (11)	€ (11)
Lease property restructuring	(8)
Distribution channels	(1)	(11)
Other	(14)	(25)
Total restructuring costs	€ (35)	€ (47)